Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income	$ 42,245	262,119		278,023		107,359
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	8,571	53,181		16,723		6,759
Provision for allowance for doubtful accounts	1,487	9,229		2,590		25,902
Depreciation and amortization expense	5,854	36,323		31,465		21,130
Deferred income tax	(520)	(3,226)		(5,275)		(5,573)
Loss on disposal of property and equipment	95	589		1,003		486
Gain on disposition of subsidiaries and acquisition of equity investments	(4,780)	(29,660)		0		0
Loss from equity investments	2,988	18,538		0		0
Foreign currency exchange (gain)/loss	977	6,059		(19,687)		(1,897)
Changes in operating assets and liabilities:
Accounts receivable	(29,156)	(180,904)		(74,982)		(104,792)
Prepayments and other current assets	(2,308)	(14,320)		6,439		12,603
Amounts due from related parties	(8,169)	(50,684)		(61,347)		577
Other non-current assets	(173)	(1,076)		426		(976)
Accounts payable	10,221	63,419		69,493		27,135
Advance from customers	1,161	7,202		4,848		(1,307)
Salary and welfare payable	2,099	13,023		35,200		18,512
Taxes payable	5,872	36,432		17,984		4,334
Amounts due to related parties	235	1,455		19,228		(2,083)
Accrued expenses and other current liabilities	6,630	41,139		21,436		(1,081)
Long-term liabilities	747	4,636		4,235		2,492
Net cash provided by operating activities	44,076	273,474		347,802		109,580
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(5,703)	(35,387)		(29,238)		(79,583)
Placement of term deposits and short term investments	(574,618)	(3,565,274)		(2,696,407)	[1]	(1,221,801)
Maturity of term deposits and short term investments	657,993	4,082,583		2,374,309	[1]	1,772,414
Payment for available-for-sale investment	(5,933)	(36,810)		0		0
Payment for equity investments	(6,073)	(37,681)		0		0
Disposal of subsidiaries, net of cash received	(2,298)	(14,259)		0		0
Net cash provided by/(used in) investing activities	63,368	393,172		(351,336)	[1]	471,030
Cash flows from financing activities:
Proceeds from exercise of stock options	1,411	8,756		519		1,050
Repurchase of ordinary shares	(39,084)	(242,500)		(65,198)		(52,752)
Prepayment for share repurchases	0	0		0		(8,408)
Capital contribution received from noncontrolling shareholders	1,612	10,000		0		0
Net cash used in financing activities	(36,061)	(223,744)		(64,679)		(60,110)
Effect of exchange rate changes on cash and cash equivalents	(353)	(2,193)		(2,818)		(1,497)
Net increase/(decrease) in cash and cash equivalents	71,030	440,709		(71,031)	[1]	519,003
Cash and cash equivalents at the beginning of the year	136,211	845,138	[1]	916,169		397,166
Cash and cash equivalents at the end of the year	207,241	1,285,847		845,138	[1]	916,169
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	5,284	32,786		19,598		15,968
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares upon vesting of restricted share units	4	24		72		348
Purchase of property and equipment and intangible assets included in accounts payable	1,134	7,033		2,034		7,406
Restricted cash related to capital contribution financed by noncontrolling shareholders	$ 0	0		10,000		0

[1]	Revised. In 2014, the classification of certain highly liquid principal-guaranteed investments products ("Products") reported as cash and cash equivalents were re-assessed and it was determined that these Products should have been classified as term deposits and short term investments to properly reflect the nature of these assets. These 2013 financial statements have been revised to present them as such.